Property, Plant and Equipment - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 64,581
Property, plant and equipment at ending of period	73,414	$ 64,581
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Recoverability charge	160	436	$ 1,620
Recoverability charge, net of taxes	21	113	651
Deferred income tax recovery	139	323	969
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	24,643
Property, plant and equipment at ending of period	26,954	24,643
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	224
Property, plant and equipment at ending of period	339	224
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,051
Property, plant and equipment at ending of period	1,138	1,051
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38,270
Property, plant and equipment at ending of period	44,580	38,270
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	271
Property, plant and equipment at ending of period	266	271
Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	122
Property, plant and equipment at ending of period	137	122
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	146,923	142,407
Additions/Acquisitions		5,824
Additions	6,152
Acquisition of Chevron's assets	8,901
Transfers from exploration and evaluation assets	52	63
Derecognitions	1,063	1,051
Foreign exchange adjustments and other	1,200	(320)
Property, plant and equipment at ending of period	162,165	146,923	142,407
Cost | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	83,483	81,075
Additions/Acquisitions		2,951
Additions	3,440
Acquisition of Chevron's assets	2,585
Transfers from exploration and evaluation assets	45	38
Derecognitions	589	581
Foreign exchange adjustments and other	0	0
Property, plant and equipment at ending of period	88,964	83,483	81,075
Cost | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	8,606	8,258
Additions/Acquisitions		558
Additions	352
Acquisition of Chevron's assets	0
Transfers from exploration and evaluation assets	0	0
Derecognitions	18	0
Foreign exchange adjustments and other	791	(210)
Property, plant and equipment at ending of period	9,731	8,606	8,258
Cost | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4,409	4,332
Additions/Acquisitions		187
Additions	205
Acquisition of Chevron's assets	0
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Foreign exchange adjustments and other	409	(110)
Property, plant and equipment at ending of period	5,023	4,409	4,332
Cost | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	49,375	47,732
Additions/Acquisitions		2,088
Additions	2,103
Acquisition of Chevron's assets	6,316
Transfers from exploration and evaluation assets	7	25
Derecognitions	456	470
Foreign exchange adjustments and other	0	0
Property, plant and equipment at ending of period	57,345	49,375	47,732
Cost | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	484	474
Additions/Acquisitions		10
Additions	11
Acquisition of Chevron's assets	0
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at ending of period	495	484	474
Cost | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	566	536
Additions/Acquisitions		30
Additions	41
Acquisition of Chevron's assets	0
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at ending of period	607	566	536
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(82,342)	(77,548)
Expense	6,157	5,704
Derecognitions	(1,063)	(1,051)
Recoverability charge	160	436
Foreign exchange adjustments and other	1,155	(295)
Property, plant and equipment at ending of period	(88,751)	(82,342)	(77,548)
Accumulated depletion and depreciation | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(58,840)	(55,835)
Expense	3,741	3,592
Derecognitions	(589)	(581)
Recoverability charge	0	0
Foreign exchange adjustments and other	18	(6)
Property, plant and equipment at ending of period	(62,010)	(58,840)	(55,835)
Accumulated depletion and depreciation | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,382)	(8,106)
Expense	96	40
Derecognitions	(18)	0
Recoverability charge	160	436	1,620
Foreign exchange adjustments and other	772	(200)
Property, plant and equipment at ending of period	(9,392)	(8,382)	(8,106)
Accumulated depletion and depreciation | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,358)	(3,277)
Expense	192	177
Derecognitions	0	0
Recoverability charge	0	0
Foreign exchange adjustments and other	335	(96)
Property, plant and equipment at ending of period	(3,885)	(3,358)	(3,277)
Accumulated depletion and depreciation | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(11,105)	(9,712)
Expense	2,086	1,856
Derecognitions	(456)	(470)
Recoverability charge	0	0
Foreign exchange adjustments and other	30	7
Property, plant and equipment at ending of period	(12,765)	(11,105)	(9,712)
Accumulated depletion and depreciation | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(213)	(198)
Expense	16	15
Derecognitions	0	0
Recoverability charge	0	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at ending of period	(229)	(213)	(198)
Accumulated depletion and depreciation | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(444)	(420)
Expense	26	24
Derecognitions	0	0
Recoverability charge	0	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at ending of period	$ (470)	$ (444)	$ (420)